Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Current accrued expenses and other current liabilities consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Wage and other employee-related accrued expenses	$42	$26
Franchise agreement termination accrual	2	4
Accrued tax expense	154	102
Accrued insurance	23	33
Reserve for environmental remediation, current	5	8
Accrued interest expense	39	28
Deposits and other	107	107
Total	$372	$308